Condensed Consolidated Balance Sheets ¥ in Millions	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current Assets
Cash, cash equivalents, and restricted cash	$ 761,580	$ 1,433,158
Accounts receivable, net of allowance for CECL - trade receivable of $83,869 and $231,937, respectively	265,234	967,819
Prepaid expenses	37,281	26,721
Other receivables	55,885	64,023
Total Current Assets	1,119,980	2,491,721
Property and equipment, net	3,137,839	3,129,884
Other Assets
Deferred tax assets		11,121
VAT credit	28,996	2,349
Total Other Assets	28,996	13,470
Total Assets	4,286,815	5,635,075
Current Liabilities:
Accounts payable and accrued liabilities	137,286	313,086
VAT and other taxes payable	62
Deferred income	25,081	20,179
Short-term loans payable		372,679
Total Current Liabilities	162,429	705,944
Total Liabilities	162,429	705,944
Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 11,675,216 shares issued and outstanding as of June 30, 2023 and December 31, 2022	11,675	11,675
Additional paid in capital	6,845,394	6,845,394
Statutory reserve	327,140	327,140
Retained earnings	(2,996,689)	(2,202,990)
Accumulated other comprehensive (loss) income	(63,134)	(52,088)
Total Shareholders' Equity	4,124,386	4,929,131
Total Liabilities and Equity	$ 4,286,815	$ 5,635,075